Business combination (Tables)	12 Months Ended
Mar. 31, 2019
Appirio Inc [member]
Statement [LineItems]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	526	₹	(29)	₹	497
Technology platform		436		(89)		347
Customer related intangibles		—		2,323		2,323
Brand		180		2,968		3,148
Alliance relationship		—		858		858
Deferred tax liabilities on intangible assets		—		(2,791)		(2,791)

Total	₹	1,142	₹	3,240	₹	4,382
Goodwill						28,020

Total purchase price					₹	32,402

Material acquisitions [member]
Statement [LineItems]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the allocation of purchase price:

Description	Purchase price allocated
Net assets	₹	5
Customer related intangibles		5,565
Other intangible assets		169

Total	₹	5,739
Goodwill		1,185

Total purchase price	₹	6,924